Lease (Details)	12 Months Ended
	Sep. 30, 2020 USD ($) lease	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Oct. 01, 2019 USD ($)
Lease
Operating Lease Expenses	$ 71,826	$ 10,470	$ 6,172
Number of Operating Leases | lease	2
Operating Lease Assets:
Right of use assets-lease	$ 243,874			$ 163,000
Operating lease obligations:
Current operating lease liabilities	82,468
Operating lease liabilities, long term	155,723
Total Lease liabilities	$ 238,191			$ 142,000